Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 25,603	$ 2,770
Prepaid expenses and other receivables	672	2,176
Total current asset	26,275	4,946
Long-term assets
Long-term portion of other receivables		22
Investment in associate	1,372	1,735
Investments in private companies	7,409	7,409
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Other assets	38	36
Total assets	195,806	174,860
Current liabilities
Accounts payable and accrued liabilities	477	1,938
Warrant liability	159	1,120
Unsecured notes payable		150
Total current liabilities	636	3,208
Non-current liabilities
Deferred tax liability	23,606	24,050
Total non-current liabilities	23,606	24,050
Total liabilities	24,242	27,258
Shareholders’ Equity
Capital stock	158,294	130,649
Stock option reserve	14,225	7,977
Accumulated other comprehensive income	958	958
Accumulated deficit	(47,688)	(38,135)
Total equity attributable to owners of the Company	125,789	101,449
Non-controlling interest	45,775	46,153
Total equity	171,564	147,602
Total liabilities and equity	$ 195,806	$ 174,860